FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2008

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          November 14, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $ 1,452,289  (thousands)

List of Other Included Managers:          None




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                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                               September 30, 2008

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    Column 1                    Column 2   Column 3   Column 4         Column 5         Column 6    Column 7         Column 8

                                Title of    CUSIP      Value      Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class               (x$1000)     Prin. Amt.  PRN Call  Discretion  Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
R R DONNELLEY & SONS CO            COM       257867101   296,813    12,100,000  SH         Sole                12,100,000
PRECISION CASTPARTS CORP           COM       740189105   283,608     3,600,000  SH         Sole                 3,600,000
GOODRICH CORPORATION               COM       382388106   274,756     6,604,700  SH         Sole                 6,604,700
EATON CORP                         COM       278058102   241,574     4,300,000  SH         Sole                 4,300,000
DEL MONTE FOODS CO                 COM       24522P103    85,432    10,952,828  SH         Sole                10,952,828
TIDEWATER INC                      COM       886423102    38,752       700,000  SH         Sole                   700,000
TEREX CORP                         COM       880779103    33,572     1,100,000  SH         Sole                 1,100,000
OWENS-ILLINOIS INC                 COM       690768403    32,340     1,100,000  SH         Sole                 1,100,000
JOY GLOBAL INC                     COM       481165108    31,684       701,903  SH         Sole                   701,903
CRANE CO                           COM       224399105    25,871       870,788  SH         Sole                   870,788
OCEANEERING INTERNATIONAL INC      COM       675232102    21,328       400,000  SH         Sole                   400,000
OIL STATES INTERNATIONAL INC       COM       678026105    21,210       600,000  SH         Sole                   600,000
KENNAMETAL INC                     COM       489170100    18,984       700,000  SH         Sole                   700,000
HAYNES INTL INC NEW                COM       420877201    18,404       393,000  SH         Sole                   393,000
TIMKEN CO                          COM       887389104    14,175       500,000  SH         Sole                   500,000
GENCORP INC                        COM       368682100    13,787     2,045,500  SH         Sole                 2,045,500
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